SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis Of Presentation and Significant Accounting Policies [Text Block]
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries in the United States (ClickSoftware, Inc. a wholly owned subsidiary of ClickSoftware Europe Limited and Xora, Inc. a wholly owned subsidiary of ClickSoftware Inc.), in the United Kingdom (ClickSoftware Europe Limited), in Germany (ClickSoftware Central Europe, GmbH), in Belgium (ClickSoftware Belgium, N.V.), in Australia (ClickSoftware Australia Pty. Ltd., a wholly owned subsidiary of ClickSoftware, Inc. and Xora Australia Pty Ltd a wholly owned subsidiary of Xora Inc.), in India (ClickSoftware India Private Limited and Xora Software Systems Private Limited, a wholly owned subsidiary of Xora, Inc.), in South Africa (ClickSoftware Technologies (Pty) Ltd), in Brazil (ClickSoftware Brazil Soluções em Gestão de Forças de Trabalho Ltda.) and in Russia (ClickSoftware Limited Liability Company).

The subsidiaries are primarily engaged in the sale and marketing of the Company's products in the Americas, EMEA (Europe, Middle East and Africa but not including Israel) and the rest of the world. All intercompany balances and transactions have been eliminated.

Financial statements in U.S. dollars

The reporting currency of the Company is the U.S. dollar ("dollar"). The dollar is the functional currency of the Company and its subsidiaries. Transactions and balances originally denominated in dollars are presented at their original amounts. Non-dollar transactions and balances are remeasured into dollars in accordance with the principles set forth in ASC 830 ("Foreign Currency Matters"). All exchange gains and losses from translation of monetary balance sheet items resulting from transactions in non-dollar currencies are recorded in the statement of operations as they arise.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents

Cash equivalents include short-term, highly liquid investments that are readily convertible to cash, with original maturities of three months or less.

Concentration of credit risk

Financial instruments, which potentially subject the Company to credit risk, consist principally of cash instruments and accounts receivable. The Company maintains cash and cash equivalents and investments with major financial institutions in the United States, Europe and Israel. Nearly all of the cash and investments are not insured by the FDIC or other similar governmental insurance limits. The accounts receivable are derived from sales to a large number of customers, mainly large industrial corporations and their suppliers located mainly in Europe, the United States and Brazil. The Company generally does not require collateral. The Company performs ongoing credit evaluations of its customers and maintains an allowance for doubtful accounts which management believes adequately covers all anticipated losses in respect of trade receivables.

Short term bank deposits

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits.

Marketable securities

Securities classified as available-for-sale are reported at fair value with unrealized gains and losses, net of related tax, recorded as a separate component of other comprehensive income in equity until realized. Unrealized losses that are considered to be other-than-temporary are charged to statement of operations as an impairment charge and are included in the consolidated statement of operations under financial expenses. Realized gains and losses on sales of the securities, as well as premium or discount amortization, are included in the consolidated statement of operations as financial income or expenses. Fair values for marketable securities were determined using the quoted prices in active market for identical asset (level 1).

Property and equipment

Property and equipment is stated at cost. Depreciation is computed using the straight-line method  over the estimated useful lives of the assets, ranging from 3 to 16 years. Leasehold improvements are amortized using the straight-line method, over the shorter of the lease term or the useful lives of the improvements.

The Company complies with provisions of ASC 360 ("Property, Plant and Equipment"). ASC 360 requires that long-lived assets and certain identifiable intangible assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to undiscounted future net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell.

Identifiable Intangible Assets

Intangible assets representing primarily core technology, customer relationships and trade names are recorded at cost less accumulated amortization as outlined in Note 8. Intangible assets are amortized over their estimated economic useful lives ranging from 2.5 to 6.5 years.

Goodwill

Goodwill represents the excess purchase price paid by the Company over the fair value of identifiable intangible assets as a result of purchasing a business. Goodwill is not amortized but instead is tested for impairment annually or more frequently if events or changes in circumstances indicate that it may be impaired. Goodwill impairment testing is a two-step process and may be preceded by a qualitative impairment assessment. Qualitative impairment assessment should be made to changes in circumstances and events indicating whether some of the intangible assets were impaired. When determined, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The first step involves comparing the fair value of a company’s reporting units to their carrying amount. If the fair value of the reporting unit is determined to be greater than its carrying amount, there is no impairment. If the reporting unit’s carrying amount is determined to be greater than the fair value, the second step must be completed to measure the amount of impairment, if any. Step two calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit from the fair value of the reporting unit as determined in step one. The implied fair value of the goodwill in this step is compared to the carrying value of goodwill. If the implied fair value of the goodwill is less than the carrying value of the goodwill, an impairment loss equivalent to the difference is recorded.

Software research and development costs

Software research and development costs incurred prior to the establishment of technological feasibility are included in research and development expenses. The Company defines establishment of technological feasibility as the completion of a working model. Software development costs incurred subsequent to the establishment of technological feasibility through the period of general market availability of the products are capitalized, if material, after consideration of various factors, including net realizable value. To date, software development costs that are eligible for capitalization have not been material and have been expensed.

Revenue recognition

We derive revenues from the licensing of our software products and the provision services such as consulting, support and cloud transactions. According to ASC No. 985-605 ("Software Revenue Recognition") (“ASC 985-605”), revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the license fees are fixed and determinable and collection of the fees is considered probable.

The Company accounts for software sales in accordance with ASC 985-605. For multiple-element arrangements that are comprised of software elements and related services, the Company determines the value of the software component using the residual method when vendor specific objective evidence ("VSOE") of fair value exists for all the undelivered elements (such as consulting, training and post-contract customer support). According to the residual method, consideration is allocated to undelivered elements based on VSOE of those elements, with the residual of the arrangement fee allocated to, and recognized as, software license revenue.

Revenue from software licenses that require significant customization, integration or implementation are recognized based on ASC 605-35 ("Construction-Type and Production-Type Contracts") using the percentage-of-completion method, based on the ratio of actual working hours incurred to total working hours estimated to be incurred over the duration of the contract. Revisions to estimates are reflected in the period in which changes become known. Provisions for estimated losses on uncompleted contracts are recorded in the period in which such losses are first determined, for the estimated loss amount of the entire contract.

The Company’s cloud products generally provide customers access to the Company’s software within a cloud-based information technology environment that the Company manage and offer to customers on a subscription basis. The Company recognizes revenue for subscription and related support services over the contract period originating when the subscription service is made available to the customer and the contractual hosting period has commenced. The Company does not provide the customer with the contractual right to take possession of the software at any time during the hosting period nor is the customer allowed to run the software using third party hosting vendor.

The Company’s cloud multiple-element arrangements are typically comprised of subscription, support and fees for consultation services. For multiple-element arrangements comprised only of non-software components and related services, the Company allocates revenue to each element in an arrangement based on a selling price hierarchy. The selling price for a deliverable is based on its VSOE if available, third-party evidence ("TPE") if VSOE is not available, or estimated selling price if neither VSOE nor TPE is available. The total transaction revenue is allocated to the multiple elements based on each element's relative selling price compared to the total selling price.

Consulting services revenues are recognized on a time and material basis, or in a fixed price contract, on a percentage of completion basis. Revenues from training are recognized as the services are provided. Post-contract customer support arrangements provide for technical support and the right to unspecified updates on an if-and-when-available basis. Revenues from these arrangements are recognized ratably over the term of the arrangement, usually one year. The Company measures the VSOE according to the price charged when element is sold separately. For consulting and training, the Company determines VSOE based on the fixed hourly/daily rate charged in stand-alone service transactions. For post-contract customer support, the Company determines the VSOE based on the renewal rate method.

Arrangements that include professional services are evaluated to determine whether those services are essential to the functionality of other elements of the arrangement. When services are not considered essential, revenue allocable to the services is recognized as the services are performed. When services are considered essential, revenue under the arrangement is recognized using contract accounting.

Basic and diluted net income per share

Basic and diluted net income per share are presented in conformity with ASC 260 ("Earnings per Share") for all years presented. Basic net income per share have been computed using the weighted-average number of ordinary shares outstanding during the year, net of treasury shares (see Note 12). In computing diluted earnings (loss) per share, the potential dilutive effect of outstanding equity awards is taken into account using the treasury stock method.

Outstanding share options and shares issued and reserved for outstanding share options have been excluded from the calculation of basic and diluted net income per share to the extent such securities are anti-dilutive. The total number of options to purchase shares, excluded from the calculations of diluted net income per share, were 0, 0 and 1,242,416 for the years ended December 31, 2014, 2013 and 2012, respectively.

Fair value of financial instruments

The financial instruments of the Company consist mainly of cash and cash equivalents, short-term and long-term investments, current accounts receivable, marketable securities and accounts payable. In view of their nature, the fair value of the financial instruments included in working capital of the Company (other than marketable securities) is usually identical or close to their carrying amounts.

Stock-based compensation

ASC 718 ("Compensation – Stock Compensation") requires that compensation cost relating to share-based payment awards made to employees and directors be recognized in the financial statements. The main awards issued under Company stock-based compensation plans, which are described in Note 12D, "Employee, Directors, and Consultant Option Plans", include stock options and RSUs. The cost for such awards is measured at the grant date based on the calculated fair value of the award. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods (generally the vesting period of the equity award) reduced by estimated forfeitures in the Company Consolidated Statement of Operations.

Income taxes

The Company accounts for income taxes, in accordance with the provisions of ASC 740 ("Income Taxes,") under the liability method of accounting. Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the year in which the differences are expected to reverse. Valuation allowances are established, when necessary, to reduce deferred tax assets to amounts expected to be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting or, if not related to an asset or liability for financial reporting, according to the expected reversal dates of the specific temporary differences.

For uncertain tax positions, the Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate resolution. The Company’s policy is to include interest and penalties related to unrecognized tax benefits within income tax expense.

Recent accounting pronouncements

In May, 2014, the Financial Accounting Standards Board (“FASB”) and the International Accounting Standards Board (“IASB”) issued their final standard on revenue from contracts with customers. The standard, issued as ASU 2014-09 by the FASB and as IFRS 15 by the IASB, outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the revenue model is that “an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.” In applying the revenue model to contracts within its scope, an entity will:

•	Identify the contract(s) with a customer (step 1).
•	Identify the performance obligations in the contract (step 2).
•	Determine the transaction price (step 3).
•	Allocate the transaction price to the performance obligations in the contract (step 4).
•	Recognize revenue when (or as) the entity satisfies a performance obligation (step 5).

The ASU applies to all contracts with customers except those that are within the scope of other topics in the FASB Accounting Standards Codification. Compared with current U.S. GAAP, the ASU also requires significantly expanded disclosures about revenue recognition. ASU No. 2014-09 is effective for fiscal years and interim periods beginning after December 15, 2016. The Company has not yet selected a transition method nor determined the impact of the new standard on its consolidated financial statements.